Property And Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 5,871,502	$ 5,917,579
Accumulated depreciation	(727,946)	(485,756)
Property and equipment, net	5,143,556	5,431,823
Capitalized interest costs	37,100	62,100	$ 78,500
Drillships and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	5,856,564	5,907,226
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 14,938	$ 10,353